Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income including noncontrolling interests	$ 822.4	$ 523.8	$ 488.8
Net gains (losses) on derivative instruments (net of tax of $(0.8), $(0.5) and $12.3, respectively)	1.0	1.7	(16.5)
Reclassifications of net losses (gains) on derivative instruments (net of tax of $(2.6), $4.1 and $5.0, respectively)	4.3	(9.7)	(8.1)
Foreign currency translation adjustments (net of tax of $(0.5), $(0.6) and $0.0, respectively)	(21.4)	34.6	(4.9)
Foreign currency (losses) gains on long-term intra-company transactions	(9.1)	24.8	(1.9)
Benefit plans, principally actuarial gains (losses) (net of tax of $(5.2), $(3.8) and $7.1, respectively)	10.4	6.5	(10.9)
Reclassifications of benefit plans actuarial losses and net prior service benefit (net of tax of $1.1, $(2.1) and $(0.4), respectively)	(2.2)	3.4	2.2
Other comprehensive (loss) income	(17.0)	61.3	(40.1)
Comprehensive income including noncontrolling interests	805.4	585.1	448.7
Deduct comprehensive income attributable to noncontrolling interests, principally in AmeriGas Partners	(103.7)	(87.2)	(124.1)
Comprehensive income attributable to UGI Corporation	$ 701.7	$ 497.9	$ 324.6